Income Taxes - Reconciliation of Unrecognized Tax Benefits Including Interest and Penalties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Beginning Balance	$ 789	$ 360
Additions on tax positions related to prior years	19	23
Additions on tax positions related to current year	473	406
Ending Balance	$ 1,281	$ 789